COLLABORATION INVENTORIES, NET (Tables)	9 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
Summary of Inventories

	September 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Raw materials	18,179	13,155
Work-in-process	4,944	2,990
Finished goods	425	3,288
Total collaboration inventories, net	23,548	19,433